Financial Instruments and Fair Value Disclosures (Details) (USD $)	6 Months Ended			4 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Apr. 30, 2014 KLC Shares	Jun. 30, 2014 KLC Shares
Derivative [Line Items]
Number of KLC shares sold				6,596
Average price per share (KLC shares sold)				$ 26.5
Cash received from the sale of KLC shares, net of commissions	$ 173,388	$ 0		$ 173,388
Total number of KLC shares held by the Company					59,300
Fair value of KLC shares	1,374,313		1,616,329		1,374,313
Unrealized loss on change in fair value of marketable securities	$ (68,628)	$ (10,922)			$ (80,226)